16. PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		R$ 38,910,834
Property,plant and equipment assets, ending balance		24,135,058		R$ 38,910,834
Works in progress [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		2,158,327
Property,plant and equipment assets, ending balance		1,952,915		2,158,327
Automatic switching equipment [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		R$ 1,001,602
Annual depreciation rate (average)		10.00%
Property,plant and equipment assets, ending balance		R$ 301,784		1,001,602
Transmission and other equipment [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets	[1]	R$ 16,978,053
Annual depreciation rate (average)	[1]	12.00%
Property,plant and equipment assets, ending balance	[1]	R$ 9,918,952		16,978,053
Infrastructure [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		R$ 8,497,532
Annual depreciation rate (average)		10.00%
Property,plant and equipment assets, ending balance		R$ 7,406,521		8,497,532
Buildings [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		R$ 1,510,444
Annual depreciation rate (average)		9.00%
Property,plant and equipment assets, ending balance		R$ 1,348,499		1,510,444
Right of use - leases [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		R$ 7,905,591
Annual depreciation rate (average)		11.00%
Property,plant and equipment assets, ending balance		R$ 2,908,501		7,905,591
Other assets [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		R$ 859,285
Annual depreciation rate (average)		15.00%
Property,plant and equipment assets, ending balance		R$ 297,886		859,285
Gross carrying amount [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		141,577,600		126,795,685
Initial adoption of IFRS 16				8,167,932
Contractual changes		809,262		520,809
Additions		9,313,354		7,777,057
Expenses on impairment losses		(329,330)
Write-offs		(1,973,437)	[2],[3]	(1,362,518)
Transfer to held-for-sale assets		(35,510,244)		(322,146)
Reclassified from held-for-sale assets	[4]			781
Property,plant and equipment assets, ending balance		113,887,205		141,577,600
Gross carrying amount [member] | Works in progress [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		2,158,327		3,351,613
Additions		7,155,675		6,870,257
Write-offs		(86,181)	[2],[3]	(104,781)
Transfers		(7,077,897)		(7,958,762)
Transfer to held-for-sale assets		(197,009)
Property,plant and equipment assets, ending balance		1,952,915		2,158,327
Gross carrying amount [member] | Automatic switching equipment [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		20,213,536		20,077,960
Additions		53
Write-offs	[2],[3]	(595)
Transfers		331,961		135,576
Transfer to held-for-sale assets		(3,339,183)
Property,plant and equipment assets, ending balance		17,205,772		20,213,536
Gross carrying amount [member] | Transmission and other equipment [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets	[1]	67,333,635		62,092,721
Additions	[1]	477,901		226,022
Expenses on impairment losses	[1]	(329,330)
Write-offs	[1]	(608,648)	[2],[3]	(61,464)
Transfers	[1]	6,957,110		5,076,356
Transfer to held-for-sale assets	[1]	(22,389,657)
Property,plant and equipment assets, ending balance	[1]	51,441,011		67,333,635
Gross carrying amount [member] | Infrastructure [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		31,993,328		30,343,531
Additions		47,905		295,795
Write-offs		(2,069)	[2],[3]	(1,059,118)
Transfers		363,356		2,463,974
Transfer to held-for-sale assets		(1,687,488)		(50,854)
Property,plant and equipment assets, ending balance		30,715,032		31,993,328
Gross carrying amount [member] | Buildings [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		4,236,477		4,463,690
Additions		5,468		5,054
Write-offs	[2],[3]	(20,001)
Transfers		36,947		39,025
Transfer to held-for-sale assets		(142,695)		(271,292)
Property,plant and equipment assets, ending balance		4,116,196		4,236,477
Gross carrying amount [member] | Right of use - leases [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		8,835,501
Initial adoption of IFRS 16				8,167,932
Contractual changes		809,262		520,809
Additions		1,515,130		283,494
Write-offs		(1,251,088)	[2],[3]	(136,734)
Transfer to held-for-sale assets		(6,321,774)
Property,plant and equipment assets, ending balance		3,587,031		8,835,501
Gross carrying amount [member] | Other assets [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		6,806,796		6,466,170
Additions		111,222		96,435
Write-offs		(4,855)	[2],[3]	(421)
Transfers		(611,477)		243,831
Transfer to held-for-sale assets		(1,432,438)
Reclassified from held-for-sale assets	[4]			781
Property,plant and equipment assets, ending balance		4,869,248		6,806,796
Accumulated amortization [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		(102,666,766)		(98,370,122)
Depreciation expenses		(5,968,613)		(5,549,256)
Write-offs		650,137		1,047,867
Transfer to held-for-sale assets		18,233,095		205,465
Reclassified from held-for-sale assets				(720)
Property,plant and equipment assets, ending balance		(89,752,147)		(102,666,766)
Accumulated amortization [member] | Works in progress [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets
Depreciation expenses
Write-offs
Transfers
Property,plant and equipment assets, ending balance
Accumulated amortization [member] | Automatic switching equipment [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		(19,211,934)		(18,940,570)
Depreciation expenses		(268,439)		(271,449)
Write-offs		594
Transfers		(177,601)		85
Transfer to held-for-sale assets		2,753,392
Property,plant and equipment assets, ending balance		(16,903,988)		(19,211,934)
Accumulated amortization [member] | Transmission and other equipment [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets	[1]	(50,355,582)		(47,888,763)
Depreciation expenses	[1]	(3,882,008)		(2,519,706)
Write-offs	[1]	410,528		53,452
Transfers	[1]	418,437		(565)
Transfer to held-for-sale assets	[1]	11,886,566
Property,plant and equipment assets, ending balance	[1]	(41,522,059)		(50,355,582)
Accumulated amortization [member] | Infrastructure [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		(23,495,796)		(23,034,282)
Depreciation expenses		(432,887)		(1,456,608)
Write-offs		975		979,614
Transfers		(611,211)		(787)
Transfer to held-for-sale assets		1,230,408		16,267
Property,plant and equipment assets, ending balance		(23,308,511)		(23,495,796)
Accumulated amortization [member] | Buildings [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		(2,726,033)		(2,814,575)
Depreciation expenses		(89,845)		(101,432)
Write-offs		18,373
Transfers		(43,369)		776
Transfer to held-for-sale assets		73,177		189,198
Property,plant and equipment assets, ending balance		(2,767,697)		(2,726,033)
Accumulated amortization [member] | Right of use - leases [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		(929,910)
Depreciation expenses		(1,061,116)		(952,225)
Write-offs		215,188		22,315
Transfer to held-for-sale assets		1,097,308
Property,plant and equipment assets, ending balance		(678,530)		(929,910)
Accumulated amortization [member] | Other assets [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Property,plant and equipment assets		(5,947,511)		(5,691,932)
Depreciation expenses		(234,318)		(247,836)
Write-offs		4,479		(7,514)
Transfers		413,744		491
Transfer to held-for-sale assets		1,192,244
Reclassified from held-for-sale assets				(720)
Property,plant and equipment assets, ending balance		R$ (4,571,362)		R$ (5,947,511)

[1]	Transmission and other equipment include transmission and data communication equipment.
[2]	Refer basically to the impacts arising from the divestments of providers infrastructure services involving the management of Towers.
[3]	Represented primarily by the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.
[4]	Represented basically by assets of the UPIs transferred to held-for-sale assets (Note 31).